Prepaid expenses or other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from government authorities	$ 1,029	$ 488
Prepaid expenses	2,264	1,156
Fair value of future hedging transactions	161	55
Contingent consideration held in escrow	3,800	0
Other	593	397
Total prepaid expenses and other current assets	$ 7,847	$ 2,096